Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Technology Portfolio
March 31, 2022
VTC-NPRT1-0522
1.814636.117
Common Stocks - 97.0%
	Shares	Value ($)
Capital Markets - 0.0%
Financial Exchanges & Data - 0.0%
Coinbase Global, Inc. (a)	1,300	246,818
Chemicals - 0.1%
Commodity Chemicals - 0.1%
LG Chemical Ltd.	6,230	2,716,352
Communications Equipment - 4.3%
Communications Equipment - 4.3%
Cisco Systems, Inc.	1,311,200	73,112,512
Diversified Financial Services - 0.1%
Other Diversified Financial Services - 0.1%
Ant International Co. Ltd. Class C (a)(b)(c)	835,647	1,479,095
Electronic Equipment & Components - 0.8%
Electronic Manufacturing Services - 0.8%
Flex Ltd. (a)	704,600	13,070,330
Entertainment - 0.7%
Movies & Entertainment - 0.7%
Netflix, Inc. (a)	34,632	12,972,801
Health Care Equipment & Supplies - 0.0%
Health Care Equipment - 0.0%
China Medical Technologies, Inc. sponsored ADR (a)(c)	300	0
Hotels, Restaurants & Leisure - 1.2%
Hotels, Resorts & Cruise Lines - 1.2%
Airbnb, Inc. Class A (a)	117,600	20,198,976
Interactive Media & Services - 1.0%
Interactive Media & Services - 1.0%
Snap, Inc. Class A (a)	472,000	16,987,280
Internet & Direct Marketing Retail - 0.1%
Internet & Direct Marketing Retail - 0.1%
Deliveroo PLC Class A (a)(d)	955,100	1,414,010
IT Services - 11.9%
Data Processing & Outsourced Services - 7.5%
Genpact Ltd.	258,200	11,234,282
MasterCard, Inc. Class A	175,100	62,577,238
PayPal Holdings, Inc. (a)	225,300	26,055,945
Visa, Inc. Class A	121,400	26,922,878
		126,790,343
Internet Services & Infrastructure - 3.7%
Okta, Inc. (a)	135,500	20,455,080
Shopify, Inc. Class A (a)	14,400	9,733,824
Twilio, Inc. Class A (a)	201,200	33,159,772
		63,348,676
IT Consulting & Other Services - 0.7%
Capgemini SA	54,300	12,164,048
TOTAL IT SERVICES		202,303,067
Life Sciences Tools & Services - 0.0%
Life Sciences Tools & Services - 0.0%
Eden Biologics, Inc. (a)(c)	94,814	0
Oil, Gas & Consumable Fuels - 1.0%
Oil & Gas Refining & Marketing - 1.0%
Reliance Industries Ltd.	480,886	16,599,242
Pharmaceuticals - 0.0%
Pharmaceuticals - 0.0%
Chime Biologics Ltd. (a)(c)	94,814	49,382
Road & Rail - 1.3%
Trucking - 1.3%
DiDi Global, Inc. ADR (e)	40,600	101,500
Lyft, Inc. (a)	262,497	10,079,885
TuSimple Holdings, Inc. (a)(e)	31,800	387,960
Uber Technologies, Inc. (a)	344,324	12,285,480
		22,854,825
Semiconductors & Semiconductor Equipment - 22.5%
Semiconductor Equipment - 1.9%
ASML Holding NV (Netherlands)	13,400	8,954,173
Teradyne, Inc.	196,800	23,267,664
		32,221,837
Semiconductors - 20.6%
GlobalFoundries, Inc.	440,600	27,502,252
Marvell Technology, Inc.	1,170,904	83,965,526
Microchip Technology, Inc.	298,300	22,414,262
NVIDIA Corp.	471,800	128,735,348
NXP Semiconductors NV	256,713	47,512,442
onsemi (a)	496,200	31,067,082
Taiwan Semiconductor Manufacturing Co. Ltd.	480,000	9,853,196
		351,050,108
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		383,271,945
Software - 28.0%
Application Software - 8.3%
Adobe, Inc. (a)	3,300	1,503,546
Confluent, Inc. (e)	4,100	168,100
Intuit, Inc.	57,800	27,792,552
Pine Labs Private Ltd. (b)(c)	1,314	735,314
Procore Technologies, Inc. (a)(e)	1,600	92,736
Qualtrics International, Inc. (a)	222,900	6,363,795
Salesforce.com, Inc. (a)	276,265	58,656,585
Workday, Inc. Class A (a)	98,480	23,582,021
Zoom Video Communications, Inc. Class A (a)	194,700	22,824,681
		141,719,330
Systems Software - 19.7%
Microsoft Corp.	1,014,500	312,780,495
Rapid7, Inc. (a)	104,300	11,602,332
Tenable Holdings, Inc. (a)	181,900	10,512,001
UiPath, Inc. Class A (a)	13,500	291,465
		335,186,293
TOTAL SOFTWARE		476,905,623
Technology Hardware, Storage & Peripherals - 24.0%
Technology Hardware, Storage & Peripherals - 24.0%
Apple, Inc.	2,336,160	407,916,897
IonQ, Inc. (b)	44,500	539,429
		408,456,326
TOTAL COMMON STOCKS (Cost $926,781,597)		1,652,638,584

Preferred Stocks - 1.8%
	Shares	Value ($)
Convertible Preferred Stocks - 1.5%
Aerospace & Defense - 0.2%
Aerospace & Defense - 0.2%
Relativity Space, Inc. Series E (b)(c)	174,268	3,670,084

Communications Equipment - 0.1%
Communications Equipment - 0.1%
Meesho Series F (b)(c)	17,100	1,311,096
Xsight Labs Ltd. Series D (a)(b)(c)	37,800	377,244
		1,688,340
Electronic Equipment & Components - 0.2%
Electronic Equipment & Instruments - 0.2%
Enevate Corp. Series E (a)(b)(c)	3,556,678	3,943,232

Hotels, Restaurants & Leisure - 0.0%
Casinos & Gaming - 0.0%
Discord, Inc. Series I (b)(c)	200	110,125

Interactive Media & Services - 0.3%
Interactive Media & Services - 0.3%
Reddit, Inc.:
Series D(a)(b)(c)	33,900	2,094,830
Series E(b)(c)	1,982	122,477
Series F(b)(c)	55,762	3,445,779
		5,663,086
Internet & Direct Marketing Retail - 0.2%
Internet & Direct Marketing Retail - 0.2%
GoBrands, Inc. Series G (b)(c)	5,260	2,140,347
Instacart, Inc. Series I (a)(b)(c)	10,890	765,785
		2,906,132
IT Services - 0.1%
Internet Services & Infrastructure - 0.1%
ByteDance Ltd. Series E1 (a)(b)(c)	9,903	1,458,217

Metals & Mining - 0.1%
Precious Metals & Minerals - 0.1%
Diamond Foundry, Inc. Series C (b)(c)	56,576	1,594,312

Road & Rail - 0.0%
Trucking - 0.0%
Convoy, Inc. Series D (a)(b)(c)	28,479	469,844

Semiconductors & Semiconductor Equipment - 0.1%
Semiconductor Equipment - 0.0%
Astera Labs, Inc. Series C (b)(c)	49,300	199,172

Semiconductors - 0.1%
SiMa.ai Series B (b)(c)	85,000	555,050

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		754,222

Software - 0.2%
Application Software - 0.2%
Databricks, Inc.:
Series G(a)(b)(c)	4,700	915,231
Series H(b)(c)	12,099	2,356,038
		3,271,269
Systems Software - 0.0%
Nuvia, Inc. Series B (a)(b)	257,301	210,272
Tenstorrent, Inc. Series C1 (b)(c)	2,400	180,096
		390,368
TOTAL SOFTWARE		3,661,637

TOTAL CONVERTIBLE PREFERRED STOCKS		25,919,231
Nonconvertible Preferred Stocks - 0.3%
Software - 0.3%
Application Software - 0.3%
Pine Labs Private Ltd.:
Series 1(b)(c)	3,140	1,757,144
Series A(b)(c)	785	439,286
Series B(b)(c)	854	477,898
Series B2(b)(c)	690	386,124
Series C(b)(c)	1,284	718,526
Series C1(b)(c)	271	151,652
Series D(b)(c)	289	161,724
		4,092,354
TOTAL PREFERRED STOCKS (Cost $26,596,701)		30,011,585

Preferred Securities - 0.1%
	Principal Amount (f)	Value ($)
Electronic Equipment & Components - 0.1%
Electronic Equipment & Instruments - 0.1%
Enevate Corp. 0% 1/29/23 (b)(c)	1,514,278	1,514,278
Software - 0.0%
Systems Software - 0.0%
Tenstorrent, Inc. 0% (b)(c)(g)	130,000	130,000
TOTAL PREFERRED SECURITIES (Cost $1,644,278)		1,644,278

Money Market Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 0.31% (h)	21,961,343	21,965,735
Fidelity Securities Lending Cash Central Fund 0.31% (h)(i)	793,896	793,975
TOTAL MONEY MARKET FUNDS (Cost $22,759,710)		22,759,710

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $977,782,286)	1,707,054,157
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(3,323,688)
NET ASSETS - 100.0%	1,703,730,469

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $34,409,701 or 2.0% of net assets.

(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,414,010 or 0.1% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security is perpetual in nature with no stated maturity date.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Ant International Co. Ltd. Class C	5/16/18	3,184,965
Astera Labs, Inc. Series C	8/24/21	165,737
ByteDance Ltd. Series E1	11/18/20	1,085,113
Convoy, Inc. Series D	10/30/19	385,606
Databricks, Inc. Series G	2/01/21	833,629
Databricks, Inc. Series H	8/31/21	2,667,254
Diamond Foundry, Inc. Series C	3/15/21	1,357,824
Discord, Inc. Series I	9/15/21	110,125
Enevate Corp. Series E	1/29/21	3,943,236
Enevate Corp. 0% 1/29/23	1/29/21	1,514,278
GoBrands, Inc. Series G	3/02/21	1,313,513
Instacart, Inc. Series I	2/26/21	1,361,250
IonQ, Inc.	3/07/21	445,000
Meesho Series F	9/21/21	1,311,096
Nuvia, Inc. Series B	3/16/21	210,270
Pine Labs Private Ltd.	6/30/21	489,938
Pine Labs Private Ltd. Series 1	6/30/21	1,170,780
Pine Labs Private Ltd. Series A	6/30/21	292,695
Pine Labs Private Ltd. Series B	6/30/21	318,422
Pine Labs Private Ltd. Series B2	6/30/21	257,273
Pine Labs Private Ltd. Series C	6/30/21	478,752
Pine Labs Private Ltd. Series C1	6/30/21	101,045
Pine Labs Private Ltd. Series D	6/30/21	107,757
Reddit, Inc. Series D	2/04/19	735,166
Reddit, Inc. Series E	5/18/21	84,184
Reddit, Inc. Series F	8/11/21	3,445,779
Relativity Space, Inc. Series E	5/27/21	3,979,427
SiMa.ai Series B	5/10/21	435,829
Tenstorrent, Inc. Series C1	4/23/21	142,690
Tenstorrent, Inc. 0%	4/23/21	130,000
Xsight Labs Ltd. Series D	2/16/21	302,249

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.31%	37,855,521	93,432,213	109,321,999	5,109	-	-	21,965,735	0.0%
Fidelity Securities Lending Cash Central Fund 0.31%	1,480,150	3,331,858	4,018,033	1,531	-	-	793,975	0.0%
Total	39,335,671	96,764,071	113,340,032	6,640	-	-	22,759,710

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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